BASIC AND DILUTED NET INCOME PER SHARE (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Net Income (Loss) Available to Common Stockholders, Basic	$ 996,012		$ 1,314,521		$ (835,651)	$ 3,571,222	$ 5,693,262	$ 1,724,483
Weighted Average Number of Shares Outstanding, Basic	37,445,919		37,412,519		37,485,959	37,412,519	37,445,919	37,390,524
Earnings Per Share, Basic	$ 0.03		$ 0.04		$ (0.02)	$ 0.10	$ 0.15	$ 0.05
Preferred Stock Dividends and Other Adjustments	$ 27,323		$ 37,267		$ (22,007)	$ 98,453	$ 156,181	$ 48,918
Weighted Average Number Of Shares Outstanding Preferred Stock	1,027,240		1,060,640		987,200	1,060,640	1,027,240	1,060,640
Earnings Per Share Preferred Stock	$ 0.03		$ 0.04		$ (0.02)	$ 0.09	$ 0.15	$ 0.05
Net Income (Loss) Attributable to Parent	$ 1,023,335	$ (1,880,993)	$ 1,351,788	$ 2,219,434	$ (857,658)	$ 3,571,222	$ 5,849,443	$ 1,773,401
Weighted Average Number of Shares Outstanding, Basic and Diluted	38,473,159		38,473,159		38,473,159	38,473,159	38,473,159	38,451,164
Earnings Per Share, Basic and Diluted	$ 0.03		$ 0.04		$ (0.02)	$ 0.09	$ 0.15	$ 0.05